UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing Renaissance Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440, Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road, Suite 440, Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

The Cushing® Renaissance Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2014

Common Stock - 60.2% (1)	Shares	Fair Value
Chemicals - 11.8% (1)
Netherlands - 5.3% (1)
LyondellBasell Industries NV	92,538	$10,581,720
United States - 6.5% (1)
The Dow Chemical Company	81,000	4,337,550
E.I. du Pont de Nemours and Company	40,000	2,644,400
Westlake Chemical Corporation (2)	60,000	5,827,800
		23,391,470
Engineering & Construction - 1.4% (1)
United States - 1.4% (1)
Jacobs Energy Group Inc. (3)	15,000	808,650
Quanta Services, Inc. (3)	55,000	1,998,700
		2,807,350
Exploration & Production - 3.1% (1)
United States - 3.1% (1)
Devon Energy Corporation	20,000	1,508,400
EOG Resources, Inc.	9,400	1,032,872
Occidental Petroleum Corporation	20,000	2,074,600
RSP Permian, Inc. (3)	50,000	1,430,000
		6,045,872
Industrials - 8.6% (1)
United States - 8.6% (1)
Flowserve Corporation	15,000	1,138,350
Fluor Corporation (2)	35,100	2,593,539
MRC Global Inc. (3)	65,000	1,613,300
Trinity Industrials, Inc. (2)	89,200	4,315,496
United Rentals, Inc. (2)(3)	63,500	7,470,775
		17,131,460
Integrated Oil - 1.6% (1)
Netherlands - 1.6% (1)
Royal Dutch Shell PLC (2)	39,500	3,198,315

Machinery - 0.8% (1)
United States - 0.8% (1)
Wabtec Corporation	20,000	1,667,200

Manufacturing - 1.8% (1)
United States - 1.8% (1)
Dresser-Rand Group Inc. (3)	25,000	1,732,500
Greenbrier Companies, Inc.	25,000	1,788,000
		3,520,500

Oil and Gas Services - 6.2% (1)
Bermuda - 3.0% (1)
Seadrill Limited (2)	160,000	5,960,000
Switzerland - 2.9% (1)
Transocean Ltd. (2)	150,000	5,797,500
United States - 0.3% (1)
Patterson-UTI Energy Inc.	15,000	518,100
		12,275,600
Refining - 8.7% (1)
United States - 8.7% (1)
HollyFrontier Corporation	30,000	1,500,900
Marathon Petroleum Corporation	25,100	2,284,351
Phillips 66 (2)	80,000	6,961,600
Tesoro Corporation	50,000	3,237,000
Western Refining Inc. (2)	70,000	3,257,100
		17,240,951
Transportation - 11.6% (1)
Bermuda - 3.3% (1)
GasLog Ltd. (2)	175,677	4,446,385
Golar LNG Limited	33,486	2,109,618
Canada - 0.7% (1)
Canadian Pacific Railway Limited	7,200	1,444,320
Republic of the Marshall Islands - 3.8% (1)
Ardmore Shipping Corporation	170,854	2,236,479
Dorian LPG Ltd. (3)	65,005	1,276,048
Navigator Holdings Ltd. (2)(3)	91,000	2,683,590
Teekay Corporation	20,000	1,226,400
United States - 3.8% (1)
Genesee & Wyoming Inc. (3)	19,500	1,917,435
Kirby Corporation (2)(3)	34,000	4,055,860
Quality Distribution Inc. (3)	20,000	280,800
Swift Trasportation Company (3)	60,000	1,270,800
		22,947,735
Utilities - 4.6% (1)
United States - 4.6% (1)
Duke Energy Corporation	22,000	1,627,780
PG&E Corporation	30,000	1,394,400
PPL Corporation	100,000	3,463,000
The Southern Company (2)	60,500	2,686,200
		9,171,380

Total Common Stock (Cost $85,936,877)		$119,397,833

Master Limited Partnerships and Related Companies - 31.2% (1)
Crude Oil & Refined Products Products - 9.1% (1)
United States - 9.1% (1)
Delek Logistics Partners, L.P.	179,000	$7,428,500
Phillips 66 Partners, L.P. (2)	89,870	6,650,380
Tesoro Logistics, L.P. (2)	30,100	2,115,428
World Point Terminals, L.P.	101,000	1,929,100
		18,123,408

Natural Gas Gatherers & Processors - 1.4% (1)
United States - 1.4% (1)
QEP Midstream Partners, L.P. (2)	103,700	2,696,200

Other - 3.4% (1)
Republic of the Marshall Islands - 1.4% (1)
Seadrill Partners LLC (2)	79,800	2,755,494
United States - 2.0% (1)
Calumet Specialty Products Partners, L.P.	85,100	2,584,487
OCI Partners, L.P.	65,000	1,342,250
		6,682,231
Shipping - 13.1% (1)
Marshall Islands - 9.3% (1)
Capital Product Partners, L.P.	426,000	4,660,440
GasLog Partners, L.P. (2)	89,706	2,989,901
Knot Offshore Partners, L.P.	85,970	2,411,458
Navios Maritime Partners, L.P. (2)	150,000	2,955,000
Teekay LNG Partners, L.P. (2)	60,000	2,604,000
Teekay Offshore Partners, L.P.	80,000	2,819,200
United States - 3.8% (1)
Cheniere Energy Partners, L.P.	230,000	7,613,000
		26,052,999
Upstream - 4.2% (1)
United States - 4.2% (1)
Legacy Reserves, L.P. (2)	93,000	2,859,750
Memorial Production Partners, L.P.	50,000	1,170,000
QR Energy, L.P. (2)	195,000	4,217,850
		8,247,600

Total Master Limited Partnerships and Related Companies (Cost $41,220,813)		$61,802,438

	Principal
Senior Notes - 21.8% (1)	Amount
Engineering & Construction - 2.7% (1)
United States - 2.7% (1)
Zachry Holdings, Inc., 7.500%, due 02/01/2020 (4)	5,000,000	$5,287,500

Exploration and Production - 12.9% (1)
Canada - 2.0% (1)
MEG Energy Corp., 6.375%, due 01/30/2023 (4)	3,725,000	3,967,125
United States - 10.9% (1)
Barrett Bill Corp., 7.000%, due 10/15/2022	4,750,000	4,916,250
Comstock Resources, Inc., 7.750%, due 04/01/2019	5,000,000	5,362,500
Denbury Resources, Inc., 4.625%, due 07/15/2023	4,000,000	3,880,000
Penn Virginia Corporation, 8.500%, due 05/01/2020	3,000,000	3,315,000
Resolute Energy Corp., 8.500%, due 05/01/2020	2,000,000	2,070,000
Sanchez Energy Corp., 6.125%, due 01/15/2023 (4)	2,000,000	2,075,000
		25,585,875
Metals & Mining - 0.4% (1)
United States - 0.4% (1)
Cliffs Natural Resources Inc., 6.250%, due 10/01/2040	1,000,000	870,667

Oil & Gas Services - 3.3% (1)
United States - 3.3% (1)
Key Energy Services, 6.750%, due 03/01/2021	4,000,000	4,080,000
Northern Oil & Gas, Inc., 8.000%, due 06/01/2020	2,250,000	2,373,750
		6,453,750
Pipeline - 0.5% (1)
United States - 0.5% (1)
Sabine Pass Liquefaction, LLC, 5.750%, due 05/15/2024 (4)	1,000,000	1,041,250

Refining - 2.0% (1)
United States - 2.0% (1)
Western Refining Inc., 6.250%, due 04/01/2021	3,750,000	3,918,750

Total Senior Notes (Cost $42,173,461)		$43,157,792

Short-Term Investments - Investment Companies - 0.3% (1)	Shares
United States - 0.3% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (5)	121,937	$121,937
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (5)	121,937	121,937
Fidelity Money Market Protfolio - Institutional Class, 0.05% (5)	121,937	121,937
First American Government Obligations Fund - Class Z, 0.01% (5)	121,937	121,937
Invesco STIC Prime Portfolio, 0.01% (5)	121,937	121,937
Total Short-Term Investments (Cost $609,685)		$609,685

Total Investments - 113.5% (1) (Cost $169,940,836)		$224,967,748
Liabilities in Excess of Other Assets - (13.5)% (1)		(26,757,893)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$198,209,855

SCHEDULE OF WRITTEN CALL OPTIONS
Options - (0.0)%(1)
United States - (0.0)% (1)	Contracts
Transocean Ltd. Call Option
Expiration: September 2014, Exercise Price: $40.00	(1,500)	$(43,500)

Total Written Call Options - (0.0)%(1) (Premiums $50,943)		$(43,500)

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(3) No distribution or dividend was made during the period ended August 31, 2014. As such, it is classified as a non-income producing security as of August 31, 2014.
(4)	Restricted security under Rule 144A under the Securities Act of 1933, as amended.
(5) Rate reported is the current yield as of August 31, 2014.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

Cost of investments                                                                              $ 170,022,543
Gross unrealized appreciation                                                                  58,147,490
Gross unrealized depreciation                                                                  (3,245,785)
Net unrealized appreciation                                                                   $   54,901,705

* The above table only reflects tax adjustments through November 30, 2013.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing Renaissance Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2014	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$ 119,397,833	$ 119,397,833	$ -	$ -
Master Limited Partnerships and Related Companies (a)	61,802,438	61,802,438	-	-
Total Equity Securities	181,200,271	181,200,271	-	-
Notes Senior Notes(a)	43,157,792	-	43,157,792	-
Total Notes	43,157,792	-	43,157,792	-

Other
Short Term Investment	609,685	609,685	-	-
Total Other	609,685	609,685	-	-
Total Assets	$ 224,967,748	$ 181,809,956	$ 43,157,792	$ -
Liabilities Written Call Options	$ 43,500	$ 43,500	$ -	$ -
Total Liabilities	$ 43,500	$ 43,500	$ -	$ -
Total	$ 224,924,248	$ 181,766,456	$ 43,157,792	$ -

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2014.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended August 31, 2014.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

There were no transactions in purchased options during the period ended August 31, 2014.

Transactions in written options contracts for the period ended August 31, 2014, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2013	-	$-
Options written	10,020	439,772
Options covered	(490)	(22,403)
Options exercised	(1,050)	(66,107)
Options expired	(6,980)	(300,319)
Outstanding at August 31, 2014	1,500	$50,943

The average monthly fair value of written options during the period ended August 31, 2014 was $46,478.

The effect of derivative instruments on the Statement of Operations for the period ended August 31, 2014.
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ 307,513	$ 307,513

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ 7,443	$ 7,443

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Cushing Renaissance Fund

By (Signature and Title) /s/ Daniel L. Spears
                                           Daniel L. Spears, President

Date October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel L. Spears
                                           Daniel L. Spears, President

Date October 28, 2014

By (Signature and Title) /s/ John H. Alban
                                           John H. Alban, Treasurer

Date October 28, 2014